ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F - 2
                    U.S. SECURITIES AND EXCHANGE COMMISION
                           Washington, D.C. 20549

                                 FORM 24F - 2
                       ANNUAL NOTICE OF SECURITIES SOLD
                           PURSUANT TO RULE 24F - 2

              Read Instructions at end of Form before preparing Form.
                              Please print or type.

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1.  Name and address of issuer:
SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

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2. Name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities to the issuer,
check the box but do not list series or classes):               [X]

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3.  Investment Company Act file Number:  811-8670
    Securities Act File Number:          33-82268

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4(a).  Last day of fiscal year for which this form is filed: DECEMBER 31, 2002

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4(b). Check box if this Form is being filed late(I.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  Check box if this is the last time the issuer will be filing
this Form.                                                      [ ]

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5.  Calculation of registration fees:

       (i).     Aggregate sale price of securities sold during
                the fiscal year pursuant to section 24(f):       $   70,263,157
                                                                 ---------------
       (ii).    Aggregate price of securities redeemed or
                repurchased during the fiscal year:              $   86,530,759
                                                                 ---------------

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       (iii).   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees payable
                to the Commission:              $      0
                                                ---------------

       (iv).    Total available redemption credits (add Items
                5(ii) and 5(iii):                                $   86,530,759
                                                                 ---------------

       (v).     Net sales - if item 5(i) is greater than item
                5(iv) [subtract item 5(iv) from item 5(i)]       $  (16,267,602)
                                                                 ---------------
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       (vi).    Redemption credits available for use in future
                years - if item 5(i) is less than item 5(iv)
                [subtract item 5(iv) from
                item 5(i)]:                     $      0
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       (vii).   Multiplier for determining registration fee
                (See Instruction C.9):                         x      0.0000809
                                                                 ---------------

       (viii).  Registration fee due [multiply item 5(v) by
                item 5(vii)] (enter "0" if no fee is due):     =             $0
                                                                 ---------------

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6.  Prepaid Shares
    If the response to Item 5(i) was determined by determined by deducting an amount of securities that were registered under the Securities Act of 1933 prusuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________0_________. If there is a number of shares or other units that were registered pursuant to rule 24-e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________0____________

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7.  Interest due--if this Form is being filed more than 90 days after the end
    of the issuer's fiscal year (see instruction D):           + _______________

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8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:                                = $            -
                                                                 ===============

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9.  Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:
                    Method of Delivery:
                                     Wire Transfer              [ ]
                                     Mail or other means        [ ]
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                                 SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and the capablities and on the dates indicated.

By (Signature and Title)* /s/ James M. Middleton
                          ------------------------------------------------
                          JAMES MIDDLETON, PRESIDENT
                          ________________________________________________

Date______________

  *Please print the name and title of the signing officer below the signature.
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